Trade receivables - Disclosure of detailed information about trade receivables (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Trade and other receivables [abstract]
Trade receivables	€ 33,795	€ 23,997
Less: loss allowance of receivables	(127)	(84)
TRADE RECEIVABLES, NET	€ 33,669	€ 23,912